STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense Recognized
The following table summarizes all stock-based compensation expense recognized during the following fiscal years:

(Thousands)	2020	2019	2018
Stock-based compensation expense:
Performance share awards	$1,943	$5,804	$3,526
Restricted and non-restricted stock	2,868	2,492	2,191
Deferred retention stock	1,725	1,500	7,128
Compensation expense included in operation and maintenance expense	6,536	9,796	12,845
Income tax benefit (1)	(1,900)	(2,848)	(3,734)
Total, net of tax	$4,636	$6,948	$9,111
(1)Excludes additional tax benefit related to delivered shares of $647,000, $1.3 million and $3 million as of September 30, 2020, 2019 and 2018, respectively.

Summary of Performance Share Activity
The following table summarizes the performance share activity under the stock award and incentive plans for the past three fiscal years:

	Shares (1)	Weighted Average Grant Date Fair Value	Total Fair Value of Vested Shares (in Thousands)
Non-vested and outstanding at September 30, 2017	156,587	$30.12	—
Granted	91,177	$44.67	—
Vested (2)	(100,146)	$29.49	$4,714
Cancelled/forfeited	(2,442)	$31.45	—
Non-vested and outstanding at September 30, 2018	145,176	$39.67	—
Granted	100,262	$47.98	—
Vested (3)	(103,009)	$38.52	$4,622
Cancelled/forfeited	(11,920)	$44.34	—
Non-vested and outstanding at September 30, 2019	130,509	$46.53	—
Granted	82,064	$40.61	—
Vested (4)	(55,025)	$44.27	$2,083
Cancelled/forfeited	(1,817)	$44.38	—
Non-vested and outstanding at September 30, 2020	155,731	$44.22	—
(1)The number of common shares issued related to certain performance shares may range from zero to 150 percent of the number of shares shown in the table above based on the Company’s achievement of performance goals.
(2)As certified by the Company’s Leadership and Compensation Committee on November 13, 2018, the number of common shares related to performance shares earned was 99 percent, or 38,660 shares, the number of common shares earned related to NFE performance was 121 percent or 39,694 shares, and the number of common shares earned related to Performance Based Restricted Stock was 100 percent or 36,998 shares. Each award earned excludes accumulated dividends. The number represented on this line is the target number of 100 percent.
(3)As certified by the Company’s Leadership and Compensation Committee on November 12, 2019, the number of common shares earned related to TSR performance was 119 percent or 43,641 shares, the number of common shares earned related to NFE performance was 117 percent or 26,413 shares, and the number of common shares earned related to Performance Based Restricted Stock was 100 percent or 24,468 shares. Each award earned excludes accumulated dividends. The number represented on this line is the target number of 100 percent.
(4)As certified by the Company’s Leadership and Compensation Committee on November 9, 2020, there were no common shares earned related to TSR performance, the number of common shares earned related to NFE performance was 114 percent or 28,513 shares and the number of common shares earned related to Performance Based Restricted Stock was 100 percent or 11,139 shares. Each award earned excludes accumulated dividends. The number represented on this line is the target number of 100 percent.

Summary of Restricted Stock Activity
The following table summarizes the restricted stock activity under the stock award and incentive plans for the past three fiscal years:

	Shares	Weighted Average Grant Date Fair Value	Total Fair Value of Vested Shares (in Thousands)
Non-vested and outstanding at September 30, 2017	51,154	$32.40	—
Granted	27,949	$45.00	—
Vested	(33,815)	$31.23	$1,438
Cancelled/forfeited	(1,120)	$33.54	—
Non-vested and outstanding at September 30, 2018	44,168	$41.24	—
Granted	35,284	$48.24	—
Vested	(20,748)	$39.26	$935
Cancelled/forfeited	(548)	$42.96	—
Non-vested and outstanding at September 30, 2019	58,156	$46.18	—
Granted	42,478	$40.61	—
Vested	(25,973)	$44.71	$1,073
Cancelled/forfeited	(1,175)	$43.62	—
Non-vested and outstanding at September 30, 2020	73,486	$43.52	—

Summary of Deferred Retention Stock Award	The following table summarizes the deferred retention stock award under the stock award and incentive plans for the past three fiscal years:

	Shares	Weighted Average Grant Date Fair Value	Total Fair Value of Vested Shares (in Thousands)
Outstanding at September 30, 2017	672,578	$29.54	—
Granted/Vested	24,167	$45.00	—
Delivered	(452,694)	$29.42	$19,581
Forfeited	(1,969)	$35.56
Outstanding at September 30, 2018	242,082	$32.99	—
Granted/Vested	167,407	$47.95	—
Delivered	(158,733)	$30.32	$7,145
Forfeited	(7,195)	$44.41	—
Outstanding at September 30, 2019	243,561	$44.67	—
Granted/Vested	42,358	$40.72	—
Delivered	(57,673)	$35.25	$2,423
Outstanding at September 30, 2020	228,246	$46.32	—

Schedule of Nonemployee Director Stock Award Plan Activity	The following summarizes non-employee director share awards for the past three fiscal years:

	2020		2019	2018
Shares granted	27,696	(1)	26,165	26,524
Weighted average grant date fair value	$42.88		$44.80	$39.85
(1)$311,000 of expense remains as of September 30, 2020, to be recognized through December 31, 2020.